Segmented Information - Disclosure of detailed information about royalty and other property interest by location (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	1
Royalty revenue	$ 43,359	$ 15,993
North America
Disclosure of operating segments [line items]
Royalty revenue	2,260	1,013
South America
Disclosure of operating segments [line items]
Royalty revenue	3,665	120
Europe
Disclosure of operating segments [line items]
Royalty revenue	3,764	0
AUSTRALIA
Disclosure of operating segments [line items]
Royalty revenue	12,267	6,738
Africa
Disclosure of operating segments [line items]
Royalty revenue	$ 21,403	$ 8,122